SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZATION EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 89,747	$ 89,746
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	3,676	3,676
Amortization expense
Ending Balance	3,676	3,676
License [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	879,838	790,092
Amortization expense	89,747	89,746
Ending Balance	969,585	879,838
Accumulated Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance	883,514	793,768
Amortization expense	89,747	89,746
Ending Balance	$ 973,261	$ 883,514